Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Summary of financial instruments

	Year ended June 30, 2022
		Categories	Category in		Fair value
	Carrying	outside of	accordance		hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	Fair value	level
Financial assets
Trade and other receivables	8,276	—	Amortized cost	—	—
Cash and cash equivalents	113,507	—	Amortized cost	—	—
Other assets	61,874	17,170
thereof deposits	414	—	Amortized cost	—	—
thereof other financial assets	44,290	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	16,817	16,817	N/A	—	—
Current financial liabilities
Lease liabilities	5,189	5,189	N/A	—	—
Trade and other payables	45,156	—	Amortized cost	—	—
Other liabilities	74,889	58,261
thereof other financial liabilities	16,628	—	Amortized cost	—	—

Financial instruments as of June 30, 2023 is as follows:

	Year ended June 30, 2023
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Trade and other receivables	7,521	—	Amortized cost	—	—
Cash and cash equivalents	30,136	—	Amortized cost	—	—
Other assets	42,113	19,474
thereof deposits	15	—	Amortized cost	—	—
thereof other financial assets	22,623	—	Amortized cost	—	—
Financial liabilities	—	—	Amortized cost	—	—
Non-current financial liabilities
Lease liabilities	49,518	49,518	N/A	—	—
Current financial liabilities
Lease liabilities	8,155	8,155	N/A	—	—
Trade and other payables	71,085	—	Amortized cost	—	—
Other liabilities	78,924	59,345
thereof other financial liabilities	19,580	—	Amortized cost	—	—

Summary of carrying amounts of financial instruments

	Year ended June 30,
	2021	2022	2023
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	85,592	166,780	66,868
Financial liabilities measured at Amortized cost (AC)	53,842	61,784	90,665

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2022	Additions	Reclassification	June 30, 2023
OCI 1	—	2,707	(2,707)	—
OCI 2	—	(3,023)	3,023	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2021	2022	2023
Financial liabilities measured at Amortized cost (AC)	7,900	(386)	(401)

Schedule of maturities of financial liabilities

Maturity analysis of financial liabilities as of June 30, 2022:

	Year ended June 30, 2022
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	45,156	—	—	45,156	45,156
Other liabilities	16,628	—	—	16,628	16,628
Lease liabilities	5,764	30,325	21,548	57,637	22,006
Total	67,548	30,325	21,548	119,421	83,790

Maturity analysis of financial liabilities as of June 30, 2023:

	Year ended June 30, 2023
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	71,085	—	—	71,085	71,085
Other liabilities	19,580	—	—	19,580	19,580
Lease liabilities	13,734	35,049	26,343	75,125	57,672
Total	104,399	35,049	26,343	165,790	148,337

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2022	2023
Rating Class 1	112,627	26,204
Rating Class 2	838	2,241
Rating Class 3	54	1,691

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2022	2023
Beginning of fiscal year	—	—
Decrease loss allowance during the period	—	—
Increase loss allowance during the period	—	278
End of fiscal year	—	278

Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity to changes in Euro exchange rates

	FX Sensitivity for USD
	Year ended June 30,
	2022		2023
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	(370)	451	(260)	318

	FX Sensitivity for GBP
	Year ended June 30,
	2022		2023
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	(862)	1,054	33	(40)